REGULATORY MATTERS - Components of Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	$ 502,951	$ 454,686	$ 404,449	$ 347,596
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(57,688)	(69,944)
Subordinated debt	0	39,586
Consolidated
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	502,951	454,686
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	51,890	64,146
Goodwill and other intangibles	(29,301)	(29,788)
Common equity tier 1 capital	525,540	489,044
Qualifying trust preferred securities	38,640	38,572
Tier 1 capital	564,180	527,616
Subordinated debt	0	40,000
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	57,326	54,828
Total risk-based capital	621,506	622,444
Independent Bank
Components of Regulatory Capital [Abstract]
Total shareholders’ equity	490,911	478,188
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	51,890	64,146
Goodwill and other intangibles	(29,301)	(29,788)
Common equity tier 1 capital	513,500	512,546
Qualifying trust preferred securities	0	0
Tier 1 capital	513,500	512,546
Subordinated debt	0	0
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	57,250	54,708
Total risk-based capital	$ 570,750	$ 567,254